UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21586

                     First Trust Enhanced Equity Income Fund
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2009

                                   (GRAPHIC)

                    FIRST TRUST ENHANCED EQUITY INCOME FUND

(FIRST TRUST LOGO)                          CHARTWELL INVESTMENT PARTNERS
                                      INSTITUTIONAL AND PRIVATE ASSET MANAGEMENT

                                         (CHARTWELL INVESTMENT PARTNERS LOGO)

TABLE OF CONTENTS

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                                  JUNE 30, 2009

Shareholder Letter .......................................................    1
At a Glance ..............................................................    2
Portfolio Commentary .....................................................    3
Portfolio of Investments .................................................    5
Statement of Assets and Liabilities ......................................   13
Statement of Operations ..................................................   14
Statements of Changes in Net Assets ......................................   15
Financial Highlights .....................................................   16
Notes to Financial Statements ............................................   17
Additional Information ...................................................   23

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Enhanced Equity Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and Chartwell and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market value of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Chartwell are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

SHAREHOLDER LETTER

                  FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2009

Dear Shareholders:

2008 brought all sorts of challenges to investors. Throughout the year, the financial sector was plagued with failures in banking, insurance and brokerage firms. By year's end, after a meltdown in the credit markets, historically high levels of volatility in the stock market, and the resulting turmoil to the overall economy, the Dow Jones Industrial Average's total return was -31.92% (as of 12/31/08). In fact, 2008 was the Dow's third worst calendar year since its inception in 1896. For the year, the negative total return performance of the Dow was surpassed only by 1931 and 1907, two years in which the U.S. was also enduring a major banking crisis. Of the thirty stocks in the Dow, only two were up in 2008. However, many economists believe the recession that began in December, 2007 ended in March, 2009. In fact, the Dow's total return from March 9 (the statistical end of the bear market) to June 30, 2009, was 30.30%. Of course, no one can predict that this trend will continue.

Yet, regardless of the market, First Trust Advisors L.P. ("First Trust") has always believed that in order to be successful in reaching your financial goals, you should be invested for the long term. A long-term investor understands that the market, from a historical perspective, has always experienced ups and downs. But history has shown that the patient investor is typically rewarded over the long term. While no one has the ability to predict when the markets will recover, we believe that staying invested in quality products and having a long-term perspective can help investors reach their financial goals.

The report you hold contains detailed information about your investment in First Trust Enhanced Equity Income Fund (the "Fund"). It contains a portfolio commentary from the Fund's portfolio management team that provides a market recap for the period, a performance analysis and a market and Fund outlook. Additionally, the report provides the Fund's financial statements for the period covered by the report. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets and remains committed to bringing you quality investment solutions regardless of the inevitable ups and downs experienced in the market. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. As well, we are committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio.

We continue to value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen
James A. Bowen
President of First Trust Enhanced Equity Income Fund

FIRST TRUST ENHANCED EQUITY INCOME FUND
"AT A GLANCE"
AS OF JUNE 30, 2009 (UNAUDITED)

FUND STATISTICS

Symbol on New York Stock Exchange                                      FFA
Common Share Price                                            $       8.82
Common Share Net Asset Value ("NAV")                          $      10.67
Premium (Discount) to NAV                                           (17.34)%
Net Assets Applicable to Common Shares                        $213,192,623
Current Quarterly Distribution per Common Share (1)           $      0.220
Current Annualized Distribution per Common Share              $      0.880
Current Distribution Rate on Closing Common Share Price (2)           9.98%
Current Distribution Rate on NAV (2)                                  8.25%

                COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)

                               (PERFORMANCE GRAPH)

             Common
           Share Price    NAV
           -----------   -----
 6/30/08       13.28     15.07
  7/3/08       12.97     14.91
 7/11/08       12.64     14.67
 7/18/08       12.96     14.88
 7/25/08       12.88     14.85
  8/1/08       13.11     14.92
  8/8/08       13.39     15.36
 8/15/08       13.35     15.44
 8/22/08       13.21     15.35
 8/29/08       13.29     15.36
  9/5/08       12.97     14.99
 9/12/08       12.82     15.12
 9/19/08       11.92     14.74
 9/26/08       11.38     14.31
 10/3/08        10.7     13.07
10/10/08        7.77     10.84
10/17/08        9.22     11.36
10/24/08        8.77     10.71
10/31/08        9.76     11.61
 11/7/08         9.3     11.36
11/14/08        8.59     10.76
11/21/08        8.45     10.01
11/28/08        8.55     10.98
 12/5/08         8.2     10.94
12/12/08        8.31     11.11
12/19/08         8.1     10.82
12/26/08        8.36     10.82
  1/2/09        9.31     11.32
  1/9/09         9.2     11.07
 1/16/09        8.93     10.74
 1/23/09        8.84     10.59
 1/30/09        8.67     10.55
  2/6/09        9.11     10.96
 2/13/09        8.86      10.6
 2/20/09        8.02      9.95
 2/27/09        7.73      9.66
  3/6/09        6.97      9.12
 3/13/09        7.89      9.76
 3/20/09        7.56      9.46
 3/27/09        8.01       9.9
  4/3/09        8.29     10.22
  4/9/09        8.45     10.31
 4/17/09        8.55     10.37
 4/24/09        8.39     10.22
  5/1/09        8.59     10.35
  5/8/09        8.89     10.69
 5/15/09        8.41     10.38
 5/22/09        8.65     10.45
 5/29/09        8.86     10.74
  6/5/09        9.09      10.9
 6/12/09        9.09     11.01
 6/19/09        8.75     10.64
 6/26/09        8.85     10.67
 6/30/09        8.82     10.67

PERFORMANCE

                                                        Average Annual
                                                         Total Return
                    6 Months Ended   1 Year Ended   Inception (8/26/2004)
                       6/30/2009       6/30/2009         to 6/30/2009
                    --------------   ------------   ---------------------
Fund Performance
NAV (3)                  1.72%         (18.56)%            (1.96)%
Market Value (4)         5.93%         (23.61)%            (6.63)%
Index Performance
S&P 500(R) Index         3.16%         (26.21)%            (8.08)%

                                                                     % OF TOTAL
TOP 10 HOLDINGS                                                     INVESTMENTS
---------------                                                     -----------
Exxon Mobil Corp.                                                       3.9%
Bristol-Myers Squibb Company                                            3.8
Intel Corp.                                                             3.5
Occidental Petroleum Corp.                                              3.3
Abbott Laboratories                                                     3.1
International Business Machines Corp.                                   2.9
Annaly Capital Management, Inc.                                         2.8
Emerson Electric Company                                                2.7
PPG Industries, Inc.                                                    2.7
JPMorgan Chase & Company                                                2.6
                                                                       ----
   Total                                                               31.3%
                                                                       ====

                                                                     % OF TOTAL
SECTOR CLASSIFICATION                                               INVESTMENTS
---------------------                                               -----------
Financials                                                              15.8%
Information Technology                                                  15.6
Energy                                                                  14.3
Industrials                                                             13.2
Health Care                                                              9.6
Consumer Discretionary                                                   9.3
Consumer Staples                                                         8.1
Telecommunication Services                                               5.5
Materials                                                                3.7
Utilities                                                                2.7
Other                                                                    2.2
                                                                       -----
   Total                                                               100.0%
                                                                       =====

(1) Most recent distribution paid or declared through 6/30/2009. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share Price or NAV, as applicable, as of 6/30/2009.

(3) Total return based on NAV is the combination of reinvested dividend distributions and reinvested capital gain distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share and does not reflect sales load. Past performance is not indicative of future results.

(4) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share Price. Past performance is not indicative of future results.

                              PORTFOLIO COMMENTARY

                                   SUB-ADVISOR

Chartwell Investment Partners, L.P. ("Chartwell") is an employee-owned investment advisory firm founded on April 1, 1997 by nine investment professionals from Delaware Investment Advisers. The firm is 75% owned by the partners and employees of Chartwell and 25% owned by a limited partnership comprised of three passive investors in the Philadelphia area. There are no affiliates at this time. The firm is a research-based equity and fixed-income manager with a disciplined, team-oriented investment process.

Timothy J. Riddle, an executive with 29 years of investment industry experience, is the Chief Executive Officer of Chartwell. Michael J. McCloskey, an executive with 21 years of management experience, serves as President. G. Gregory Hagar is Chartwell's Chief Financial Officer and Chief Compliance Officer. He has 20 years of related experience.

                            PORTFOLIO MANAGEMENT TEAM

(PHOTO OF BERNARD P. SCHAFFER)

BERNARD P. SCHAFFER
MANAGING PARTNER, SENIOR PORTFOLIO MANAGER

Mr. Schaffer is a founding partner of Chartwell and has 37 years of investment industry experience. He serves as senior portfolio manager for Chartwell's closed-end fund and hedged large-cap equity strategies. As the lead portfolio manager for the Fund since 2007, he focuses on securities in the Energy, Financials and Consumer Staples sectors. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1990 to 1997, managing two closed-end equity income funds that utilized option strategies to generate portfolio gains. Mr. Schaffer earned a Bachelor's degree in Economics from Villanova University and an MBA from the University of Pennsylvania's Wharton School.

(PHOTO OF DOUGLAS W. KUGLER)

DOUGLAS W. KUGLER, CFA
PRINCIPAL, PORTFOLIO MANAGER

Mr. Kugler is a portfolio manager on Chartwell's large-cap equity portfolio management team and has 11 years of investment industry experience. His areas of focus include the Transportation and Consumer Discretionary sectors of the market. He has been a portfolio manager for the Fund since 2007. From 1993 to 2003, he held several positions at Morgan Stanley Investment Management (Miller Anderson & Sherrerd) including Head of Mutual Fund Administration and Vice President and Treasurer of the MAS Funds, Junior Associate in the Equity Department, and his last position held prior to joining Chartwell was Senior Associate and Analyst for the Large Cap Value team. Prior to joining Morgan Stanley, he was an Assistant Vice President and Senior Accounting Officer at Provident Financial Processing Corporation. Mr. Kugler is a member of the CFA (Chartered Financial Analysts) Institute and the CFA Society of Philadelphia. He holds the Chartered Financial Analyst designation. Mr. Kugler earned a Bachelor's degree in Accounting from the University of Delaware.

(PHOTO OF KEVIN A. MELICH)

KEVIN A. MELICH, CFA
MANAGING PARTNER, SENIOR PORTFOLIO MANAGER

Mr. Melich is a founding partner of Chartwell and has 44 years of investment industry experience. He is a member of Chartwell's large-cap equity portfolio management team and implements portfolio management decisions for high-yield equity institutional portfolios, including the Fund. He has been a portfolio manager for the Fund since 2007. His areas of focus are in the Automotive, Machinery, Office Electronics and REITs sectors. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1983 to 1997. There he managed over $1.6 billion for institutional accounts in the value style. From 1979 to 1983, Mr. Melich was a Partner with the economics consulting firm, A.B. Laffer Associates. From 1964 to 1979, he was the Senior Investment Officer and Manager of the Trust and Investment Division of Security Trust Company. Mr. Melich is a member of the CFA Institute and the CFA Society of Philadelphia. He holds the Chartered Financial Analyst designation. He earned a Bachelor of Science degree in Economics from St. John Fisher College.

                                   COMMENTARY

FIRST TRUST ENHANCED EQUITY INCOME FUND

The investment objective of First Trust Enhanced Equity Income Fund (the "Fund") is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers. These securities are traded on U.S. securities exchanges. In addition, on an ongoing and consistent basis, the Fund will write (sell) covered call options on a portion of the Fund's managed assets. There can be no assurance that the Fund's investment objective will be achieved.

MARKET RECAP

Stock market performance for the six months ended June 30, 2009 was the tale of two markets. From the start of the period through March 9, 2009, the market continued its significant decline from previous highs. After March 9, 2009, the Standard & Poor's 500 Index ("S&P 500") reversed course and rebounded through June 30, 2009. Overall for the period, the market (as measured by the S&P 500) was up 3.16%. The first months of 2009 saw a continuation of the economic and financial crises that we wrote about in our portfolio commentary for the 2008 Annual Report. Home prices continued to decline and unemployment increased. This combination continued to exacerbate the challenging financial position of the banking system as banks had to absorb significant losses on mortgage and construction loans. Additionally, the economic decline continued to affect banks' credit card and commercial real estate portfolios. All of this uncertainty drove the S&P 500 down to its intra-day low of 667 on March 6, 2009. On March 10, 2009, it appears as if the "all clear bell" was rung and market participants saw "green shoots," representing the beginning of nascent economic improvement. Around that time, several of the financial institutions that were viewed to be in the most trouble declared that they had made significant profits in the first two months of the year. The rates of decline of many economic indicators began to ebb. Job losses slowed, China started to experience benefits of their economic stimulus package, and the Baltic Dry Index began to increase, indicating that demand for seaborne shipping was on the rise. These and other "green shoots" incited the market to rally almost 37% from its lows through the end of May. However, uncertainty still exists regarding the overall outcome and impact of the various government programs that have been put in place. As the pace of the growth in the "green shoots" slowed in June, this uncertainty crept back into the market and the rally stalled in June, with the S&P 500 essentially unchanged from May.

PERFORMANCE ANALYSIS

The Net Asset Value ("NAV") total return(1) of the Fund for the six-month period ending June 30, 2009 was 1.72% and the market value total return(2) of the Fund was 5.93%. Both these returns were inclusive of dividends paid during the period. During this same time period, the S&P 500 returned 3.16%. The Fund continued to take full advantage of the high volatility in the market and sold call options on a high percentage of the Fund's holdings. This supplemented the dividend stream and provided strong support to the Fund's performance. We continue to believe this strategy of combining high dividend-paying stocks and an option overwrite program is an excellent long-term strategy which could provide solid cash flows and lower volatility.

The main positive contributors to Fund performance versus the S&P 500 during the first half of 2009 were in the Consumer Staples and Energy sectors. The outperformance in Consumer Staples was driven by the Fund's underweight position and good stock selection while outperformance in the Energy sector was driven by strong stock selection. Underperformance of the Fund's portfolio came mostly from the Technology and Financial sectors. The Technology group was the best-performing sector in the S&P 500 by a significant margin (up almost 25% for the period) while the portfolio was underweight this group and stock selection did not match the torrid performance of the S&P 500. The main driver of the underperformance in the Financials sector was stock selection.

MARKET & FUND OUTLOOK

As the stock market is a forward-looking indicator, it appears to be anticipating an economic recovery beginning sometime later this year. In general, we are in agreement with this notion. We believe that the economy will be on better footing in either late 2009 or early 2010. In our opinion, this improvement will come as a result of inventory restocking, the impact of the domestic stimulus package, continued low interest rates, global economic improvement and a steep yield curve helping the banking industry. Therefore, the economic sensitivity of the portfolio has been increased, but this has been done cautiously through investments in high quality, dividend-paying companies. The main question for investors is "will an economic recovery be sustainable or will the economy slip back into another slowdown?" As these uncertain conditions continue, we are likely to maintain a fairly high level of covered calls written on the Fund's holdings. We will continue to run the portfolio with the dual objectives of earning dividend income and options gains while seeking capital appreciation opportunities over the market cycle.

----------
(1) Total return based on NAV is the combination of reinvested dividend distributions and reinvested capital gain distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share and does not reflect sales load.

(2) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share Price.

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2009 (UNAUDITED)

 SHARES                                 DESCRIPTION                                    VALUE
--------   ---------------------------------------------------------------------   ------------
COMMON STOCKS - 98.4%
           AEROSPACE & DEFENSE - 3.8%
 150,000   Honeywell International, Inc. (b) ...................................   $  4,710,000
  64,200   United Technologies Corp. (b) .......................................      3,335,832
                                                                                   ------------
                                                                                      8,045,832
                                                                                   ------------
           BEVERAGES - 5.0%
  80,000   Coca-Cola (The), Company (b) ........................................      3,839,200
  90,000   Diageo PLC, SP ADR (b) ..............................................      5,152,500
  30,000   PepsiCo, Inc. (b) ...................................................      1,648,800
                                                                                   ------------
                                                                                     10,640,500
                                                                                   ------------
           CAPITAL MARKETS - 2.8%
  56,300   Ameriprise Financial, Inc. (b) ......................................      1,366,401
 160,000   Bank of New York Mellon (The), Corp. (b) ............................      4,689,600
                                                                                   ------------
                                                                                      6,056,001
                                                                                   ------------
           CHEMICALS - 2.7%
 130,000   PPG Industries, Inc. (b) ............................................      5,707,000
                                                                                   ------------
           COMMERCIAL BANKS - 0.9%
  55,000   SunTrust Banks, Inc. (b) ............................................        904,750
  45,000   Wells Fargo & Company (b) ...........................................      1,091,700
                                                                                   ------------
                                                                                      1,996,450
                                                                                   ------------
           COMMERCIAL SERVICES & SUPPLIES - 1.2%
  89,200   Waste Management, Inc. (b) ..........................................      2,511,872
                                                                                   ------------
           COMMUNICATIONS EQUIPMENT - 3.2%
 295,200   Cisco Systems, Inc. (b) (c) .........................................      5,502,528
  30,000   QUALCOMM, Inc. (b) . ................................................      1,356,000
                                                                                   ------------
                                                                                      6,858,528
                                                                                   ------------
           COMPUTERS & PERIPHERALS - 4.1%
  65,000   Hewlett-Packard Company (b) .........................................      2,512,250
  60,000   International Business Machines Corp. (b) ...........................      6,265,200
                                                                                   ------------
                                                                                      8,777,450
                                                                                   ------------
           DIVERSIFIED FINANCIAL SERVICES - 2.6%
 165,000   JPMorgan Chase & Company (b) ........................................      5,628,150
                                                                                   ------------
           DIVERSIFIED TELECOMMUNICATION SERVICES - 5.6%
 300,000   Alaska Communications Systems Group, Inc. (b) .......................      2,196,000
 172,000   AT&T, Inc. (b) ......................................................      4,272,480
 175,000   Verizon Communications, Inc. (b) ....................................      5,377,750
                                                                                   ------------
                                                                                     11,846,230
                                                                                   ------------
           ELECTRIC UTILITIES - 2.7%
  70,000   Exelon Corp. (b) ....................................................      3,584,700
  70,000   Southern Company (b) ................................................      2,181,200
                                                                                   ------------
                                                                                      5,765,900
                                                                                   ------------
           ELECTRICAL EQUIPMENT - 2.7%
 180,000   Emerson Electric Company (b) ........................................      5,832,000
                                                                                   ------------

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

 SHARES                                 DESCRIPTION                                    VALUE
--------   ---------------------------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
           FOOD & STAPLES RETAILING - 0.6%
  40,000   CVS Caremark Corp. ..................................................   $  1,274,800
                                                                                   ------------
           FOOD PRODUCTS - 1.0%
  85,000   Kraft Foods, Inc., Class A ..........................................      2,153,900
                                                                                   ------------
           HEALTHCARE EQUIPMENT & SUPPLIES - 1.0%
  58,900   Medtronic, Inc. (b) .................................................      2,055,021
                                                                                   ------------
           HOTELS, RESTAURANTS & LEISURE - 1.7%
 121,100   Carnival Corp. (b) ..................................................      3,120,747
  10,000   McDonald's Corp. ....................................................        574,900
                                                                                   ------------
                                                                                      3,695,647
                                                                                   ------------
           INDUSTRIAL CONGLOMERATES - 0.9%
  30,000   3M Company (b) ......................................................      1,803,000
                                                                                   ------------
           INSURANCE - 5.0%
  80,000   ACE Ltd. (b) ........................................................      3,538,400
  33,300   Lincoln National Corp. (b) ..........................................        573,093
 130,000   MetLife, Inc. (b) ...................................................      3,901,300
  70,000   Prudential Financial, Inc. (b) ......................................      2,605,400
                                                                                   ------------
                                                                                     10,618,193
                                                                                   ------------
           IT SERVICES - 1.2%
 100,000   Paychex, Inc. (b) ...................................................      2,520,000
                                                                                   ------------
           MACHINERY - 2.3%
 151,000   Caterpillar, Inc. (b) ...............................................      4,989,040
                                                                                   ------------
           MARINE - 0.3%
 110,000   Seaspan Corp. (b) ...................................................        676,500
                                                                                   ------------
           MEDIA - 1.3%
 145,000   Regal Entertainment Group, Class A (b) ..............................      1,927,050
  40,000   Walt Disney (The), Company (b) ......................................        933,200
                                                                                   ------------
                                                                                      2,860,250
                                                                                   ------------
           METALS & MINING - 1.0%
  40,000   BHP Billiton Ltd., SP ADR (b) .......................................      2,189,200
                                                                                   ------------
           MULTILINE RETAIL - 4.1%
 125,000   J.C. Penney Company, Inc. (b) .......................................      3,588,750
 131,000   Target Corp. (b) ....................................................      5,170,570
                                                                                   ------------
                                                                                      8,759,320
                                                                                   ------------
           OIL, GAS & CONSUMABLE FUELS - 14.4%
  60,000   Chevron Corp. .......................................................      3,975,000
 200,000   Copano Energy, LLC (d) ..............................................      3,210,000
 100,000   Energy Transfer Partners, L.P. (d) ..................................      4,049,000
  40,000   Enterprise Products Partners, L.P. (d) ..............................        997,600
 120,000   Exxon Mobil Corp. (b) ...............................................      8,389,200
  60,000   Magellan Midstream Partners, L.P. (d) ...............................      2,085,600

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

 SHARES                                 DESCRIPTION                                    VALUE
--------   ---------------------------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
 107,700   Occidental Petroleum Corp. (b) ......................................   $  7,087,737
  60,000   Williams Companies (The), Inc. (b) ..................................        936,600
                                                                                   ------------
                                                                                     30,730,737
                                                                                   ------------
           PHARMACEUTICALS - 8.7%
 140,000   Abbott Laboratories (b) .............................................      6,585,600
 400,000   Bristol-Myers Squibb Company (b) ....................................      8,124,000
 250,000   Pfizer, Inc. (b) ....................................................      3,750,000
                                                                                   ------------
                                                                                     18,459,600
                                                                                   ------------
           REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.5%
 400,000   Annaly Capital Management, Inc. (b) .................................      6,056,000
 500,000   MFA Mortgage Investments, Inc. ......................................      3,460,000
                                                                                   ------------
                                                                                      9,516,000
                                                                                   ------------
           ROAD & RAIL - 2.1%
  85,000   Union Pacific Corp. (b) .............................................      4,425,100
                                                                                   ------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
 459,800   Intel Corp. (b) .....................................................      7,609,690
 185,000   Microchip Technology, Inc. (b) ......................................      4,171,750
                                                                                   ------------
                                                                                     11,781,440
                                                                                   ------------
           SOFTWARE - 1.7%
 150,000   Microsoft Corp. (b) .................................................      3,565,500
                                                                                   ------------
           SPECIALTY RETAIL - 2.3%
 400,000   Limited Brands, Inc. (b) ............................................      4,788,000
                                                                                   ------------
           TOBACCO - 1.5%
 120,000   Altria Group, Inc. (b) ..............................................      1,966,800
  30,000   Philip Morris International, Inc. ...................................      1,308,600
                                                                                   ------------
                                                                                      3,275,400
                                                                                   ------------
           TOTAL COMMON STOCKS .................................................    209,802,561
           (Cost $264,116,185)                                                     ------------

EXCHANGE-TRADED FUNDS - 2.2%
           CAPITAL MARKETS/COMMERCIAL BANKS - 2.2%
 265,000   SPDR KBW Bank ETF ...................................................      4,783,250
                                                                                   ------------
           TOTAL EXCHANGE -TRADED FUNDS ........................................      4,783,250
           (Cost $3,934,721)                                                       ------------

           TOTAL INVESTMENTS - 100.6% ..........................................    214,585,811
           (Cost $268,050,906) (e)                                                 ------------

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS                               DESCRIPTION                                    VALUE
---------  ---------------------------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (1.2%)
              3M Company Call
      200     @ 60 due Jul 09 ..................................................   $    (26,000)
                                                                                   ------------
              Abbott Laboratories Call
      400     @ 49 due Jul 09 ..................................................         (8,800)
                                                                                   ------------
              Ace Ltd. Call
      300     @ 45 due Jul 09 ..................................................        (24,000)
                                                                                   ------------
              Alaska Communications Group, Inc. Call
      320     @ 7.5 due Jul 09 .................................................         (4,000)
                                                                                   ------------
              Altria Group, Inc. Call
      500     @ 17 due Jul 09 ..................................................         (4,000)
                                                                                   ------------
              Ameriprise Financial, Inc. Call
      563     @ 25 due Jul 09 ..................................................        (33,780)
                                                                                   ------------
              Annaly Capital Management, Inc. Calls
    1,000     @ 15 due Jul 09 ..................................................        (45,000)
      500     @ 16 due Aug 09 ..................................................        (12,500)
                                                                                   ------------
                                                                                        (57,500)
                                                                                   ------------
              AT&T, Inc. Call
      720     @ 25 due Jul 09 ..................................................        (16,560)
                                                                                   ------------
              Bank of New York Mellon (The), Corp. Calls
      300     @ 30 due Jul 09 ..................................................        (19,500)
      600     @ 31 due Jul 09 ..................................................        (18,000)
                                                                                   ------------
                                                                                        (37,500)
                                                                                   ------------
              BHP Billiton Ltd., SP ADR Call
      400     @ 60 due Jul 09 ..................................................        (14,400)
                                                                                   ------------
              Bristol-Myers Squibb Company Call
    1,000     @ 21 due Jul 09 ..................................................        (12,000)
                                                                                   ------------
              Carnival Corp. Calls
      410     @ 26 due Jul 09 ..................................................        (36,900)
      400     @ 27.5 due Jul 09 ................................................        (12,000)
      400     @ 29 due Jul 09 ..................................................         (4,000)
                                                                                   ------------
                                                                                        (52,900)
                                                                                   ------------
              Caterpillar, Inc. Calls
      310     @ 33 due Jul 09 ..................................................        (35,340)
    1,200     @ 36 due Jul 09 ..................................................        (21,600)
                                                                                   ------------
                                                                                        (56,940)
                                                                                   ------------
              Cisco Systems, Inc. Call
    1,000     @ 21 due Jul 09 ..................................................         (3,000)
                                                                                   ------------

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS                               DESCRIPTION                                    VALUE
---------  ---------------------------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
              Coca-Cola (The), Company Call
      500     @ 50 due Jul 09 ..................................................   $     (7,500)
                                                                                   ------------
              Diageo PLC, SP ADR Call
      700     @ 60 due Jul 09 ..................................................        (21,000)
                                                                                   ------------
              Emerson Electric Company Calls
      800     @ 35 due Jul 09 ..................................................        (12,000)
      400     @ 36 due Jul 09 ..................................................         (4,000)
                                                                                   ------------
                                                                                        (16,000)
                                                                                   ------------
              Energy Transfer Partners L.P. Call
      200     @ 40 due Jul 09 ..................................................        (20,000)
                                                                                   ------------
              Exelon Corp. Call
      700     @ 55 due Jul 09 ..................................................        (14,000)
                                                                                   ------------
              Exxon Mobil Corp. Call
    1,200     @ 75 due Jul 09 ..................................................        (18,000)
                                                                                   ------------
              Hewlett-Packard Company Call
      350     @ 40 due Jul 09 ..................................................        (10,500)
                                                                                   ------------
              Honeywell International, Inc. Call
    1,000     @ 35 due Jul 09 ..................................................         (5,000)
                                                                                   ------------
              Intel Corp. Call
    1,000     @ 16 due Jul 09 ..................................................        (87,000)
                                                                                   ------------
              International Business Machines Corp. Call
      500     @ 110 due Jul 09 .................................................        (24,500)
                                                                                   ------------
              J.C. Penney Company, Inc. Call
      600     @ 30 due Jul 09 ..................................................        (33,000)
                                                                                   ------------
              JPMorgan Chase & Company Call
      850     @ 37 due Jul 09 ..................................................        (34,850)
                                                                                   ------------
              Limited Brands, Inc. Calls
    1,500     @ 12.5 due Jul 09 ................................................        (30,000)
    1,000     @ 15 due Jul 09 ..................................................         (5,000)
                                                                                   ------------
                                                                                        (35,000)
                                                                                   ------------
              Lincoln National Corp. Call
      333     @ 17.5 due Jul 09 ................................................        (26,640)
                                                                                   ------------
              Medtronic, Inc. Call
      500     @ 35 due Jul 09 ..................................................        (28,500)
                                                                                   ------------

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS                               DESCRIPTION                                    VALUE
---------  ---------------------------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
              Metlife, Inc. Calls
      300     @ 32 due Jul 09 ..................................................   $    (16,500)
    1,000     @ 35 due Jul 09 ..................................................        (10,000)
                                                                                   ------------
                                                                                        (26,500)
                                                                                   ------------
              Microchip Technology, Inc. Call
    1,850     @ 22.5 due Jul 09 ................................................       (111,000)
                                                                                   ------------
              Microsoft Corp. Calls
      750     @ 23 due Jul 09 ..................................................        (86,250)
      750     @ 24 due Jul 09 ..................................................        (43,500)
                                                                                   ------------
                                                                                       (129,750)
                                                                                   ------------
              Occidental Petroleum Corp. Call
    1,077     @ 70 due Jul 09 ..................................................        (70,005)
                                                                                   ------------
              Paychex, Inc. Call
    1,000     @ 27.5 due Jul 09 ................................................         (5,000)
                                                                                   ------------
              PepsiCo, Inc. Call
      150     @ 55 due Jul 09 ..................................................        (15,000)
                                                                                   ------------
              Pfizer, Inc. Call
    1,000     @ 15 due Jul 09 ..................................................        (36,000)
                                                                                   ------------
              PPG Industries, Inc. Call
      700     @ 45 due Jul 09 ..................................................        (64,400)
                                                                                   ------------
              Prudential Financial, Inc. Calls
      500     @ 40 due Jul 09 ..................................................        (42,500)
      200     @ 43 due Jul 09 ..................................................         (6,000)
                                                                                   ------------
                                                                                        (48,500)
                                                                                   ------------
              QUALCOMM, Inc. Call
      150     @ 46 due Jul 09 ..................................................        (10,950)
                                                                                   ------------
              Regal Entertainment Group, Class A Call
      300     @ 12.5 due Jul 09 ................................................        (33,000)
                                                                                   ------------
              S&P 500 Index Calls
      150     @ 900 due Jul 09 .................................................       (435,000)
      450     @ 930 due Jul 09 .................................................       (548,550)
                                                                                   ------------
                                                                                       (983,550)
                                                                                   ------------
              Seaspan Corp. Call
      400     @ 7.5 due Jul 09 .................................................         (2,000)
                                                                                   ------------
              Southern Company Call
      500     @ 32 due Jul 09 ..................................................         (7,500)
                                                                                   ------------

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS                               DESCRIPTION                                    VALUE
---------  ---------------------------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
              SPDR KBW Bank ETF Calls
    1,000     @ 18 due Jul 09 ..................................................   $    (90,000)
    1,650     @ 19 due Jul 09 ..................................................        (49,500)
                                                                                   ------------
                                                                                       (139,500)
                                                                                   ------------
              SunTrust Banks, Inc. Call
      550     @ 16 due Jul 09 ..................................................        (57,750)
                                                                                   ------------
              Target Corp. Call
    1,200     @ 42.5 due Jul 09 ................................................        (25,200)
                                                                                   ------------
              Union Pacific Corp. Call
      850     @ 55 due Jul 09 ..................................................        (55,250)
                                                                                   ------------
              United Technologies Corp. Call
      642     @ 55 due Jul 09 ..................................................        (19,260)
                                                                                   ------------
              Verizon Communications, Inc. Call
      750     @ 31 due Jul 09 ..................................................        (22,500)
                                                                                   ------------
              Walt Disney (The), Company Call
      400     @ 24 due Jul 09 ..................................................        (12,000)
                                                                                   ------------
              Waste Management, Inc. Call
      892     @ 30 due Jul 09 ..................................................         (6,690)
                                                                                   ------------
              Wells Fargo & Company Calls
      250     @ 25 due Jul 09 ..................................................        (20,000)
      200     @ 26 due Jul 09 ..................................................         (8,200)
                                                                                   ------------
                                                                                        (28,200)
                                                                                   ------------
              Williams Companies (The), Inc. Call
      600     @ 17.5 due Jul 09 ................................................         (3,000)
                                                                                   ------------
           TOTAL CALL OPTIONS WRITTEN - (1.2%) .................................     (2,645,375)
              (Premiums received $3,552,327)
           NET OTHER ASSETS AND LIABILITIES - 0.6% .............................      1,252,187
                                                                                   ------------
           NET ASSETS - 100.0% .................................................   $213,192,623
                                                                                   ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Call options were written on either entire or partial Common Stock positions; all Common Stocks in the Portfolio may be used to cover call options written by the Fund. Call options on securities indices were written on a portion of the Common Stock positions that were not covered by call options on individual equity securities held in the Fund's Portfolio.

(c)  Non-income producing security.

(d)  Master Limited Partnership ("MLP")

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,218,103 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $58,683,198.

SP ADR Sponsored American Depositary Receipt

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

VALUATION INPUTS

A summary of inputs used to value the Fund's investments as of June 30, 2009 is as follows

(See Note 2A- Portfolio Valuation in the Notes to Financial Statements):

                                  ASSETS TABLE

                                                        LEVEL 2        LEVEL 3
                        TOTAL MARKET      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                          VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                          6/30/2009        PRICE         INPUTS        INPUTS
                        ------------   ------------   -----------   ------------
Common Stocks           $209,802,561   $209,802,561        $--            $--
Exchange-Traded Funds      4,783,250      4,783,250         --             --
                        ------------   ------------        ---            ---
Total Investments*       214,585,811    214,585,811         --             --
                        ============   ============        ===            ===

                                LIABILITIES TABLE

                                                        LEVEL 2        LEVEL 3
                        TOTAL MARKET      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                          VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                          6/30/2009        PRICE         INPUTS        INPUTS
                        ------------   ------------   -----------   ------------
Call Options Written     $(2,645,375)   $(2,645,375)       $--             --
                         ===========    ===========        ===            ===

*    See the Portfolio of Investments for industry breakdown.

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $268,050,906) .......................................................................   $214,585,811
Cash .........................................................................................      2,740,602
Prepaid expenses .............................................................................         33,923
Receivables:
   Dividends .................................................................................        484,349
   Interest ..................................................................................            759
                                                                                                 ------------
      Total Assets ...........................................................................    217,845,444
                                                                                                 ------------
LIABILITIES:
Options written, at value (Premiums received $3,552,327) .....................................      2,645,375
Payables:
   Investment securities purchased ...........................................................      1,699,785
   Investment advisory fees ..................................................................        177,208
   Custodian fees ............................................................................         31,212
   Printing fees .............................................................................         27,124
   Audit and tax fees ........................................................................         25,922
   Legal fees ................................................................................         20,580
   Administrative fees .......................................................................         16,578
   Transfer agent fees .......................................................................          5,715
   Trustees' fees and expenses ...............................................................             17
Accrued expenses and other liabilities .......................................................          3,305
                                                                                                 ------------
      Total Liabilities ......................................................................      4,652,821
                                                                                                 ------------
NET ASSETS ...................................................................................   $213,192,623
                                                                                                 ============
NET ASSETS CONSIST OF:
Paid-in capital ..............................................................................   $359,083,801
Par value ....................................................................................        199,732
Accumulated net investment income (loss) .....................................................     (8,769,627)
Accumulated net realized gain (loss) on investments sold and written options transactions ....    (84,763,140)
Net unrealized appreciation (depreciation) on investments held and options written ...........    (52,558,143)
                                                                                                 ------------
NET ASSETS ...................................................................................   $213,192,623
                                                                                                 ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) .........................   $      10.67
                                                                                                 ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ..     19,973,164
                                                                                                 ============

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

INVESTMENT INCOME:
Dividends ....................................................................................   $  3,047,004
Interest .....................................................................................          6,855
                                                                                                 ------------
      Total investment income ................................................................      3,053,859
                                                                                                 ------------
EXPENSES:
Investment advisory fees .....................................................................      1,030,151
Administrative fees ..........................................................................         96,948
Legal fees ...................................................................................         73,357
Custodian fees ...............................................................................         71,967
Printing fees ................................................................................         68,612
Audit and tax fees ...........................................................................         21,441
Trustees' fees and expenses ..................................................................         19,475
Transfer agent fees ..........................................................................         19,159
Other ........................................................................................         36,332
                                                                                                 ------------
      Total expenses .........................................................................      1,437,442
                                                                                                 ------------
NET INVESTMENT INCOME (LOSS) .................................................................      1,616,417
                                                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ...............................................................................    (57,829,660)
   Written option transactions ...............................................................      8,663,764
                                                                                                 ------------
Net realized gain (loss) .....................................................................    (49,165,896)
                                                                                                 ------------
Net change in unrealized appreciation (depreciation) on:
   Investments ...............................................................................     48,819,033
   Written options held ......................................................................       (366,256)
                                                                                                 ------------
Net change in unrealized appreciation (depreciation) .........................................     48,452,777
                                                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ......................................................       (713,119)
                                                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................   $    903,298
                                                                                                 ============

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS
                                                                          ENDED           YEAR
                                                                        6/30/2009        ENDED
                                                                       (UNAUDITED)     12/31/2008
                                                                      ------------   -------------
OPERATIONS:
Net investment income (loss) ......................................   $  1,616,417   $   8,341,860
Net realized gain (loss) ..........................................    (49,165,896)    (33,263,036)
Net change in unrealized appreciation (depreciation) ..............     48,452,777     (87,455,886)
                                                                      ------------   -------------
Net increase (decrease) in net assets resulting from operations ...        903,298    (112,377,062)
                                                                      ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .............................................    (10,386,044)     (8,517,786)
Net realized gains ................................................             --      (2,088,601)
Return of capital .................................................             --     (21,350,675)
                                                                      ------------   -------------
Total distributions to shareholders ...............................    (10,386,044)    (31,957,062)
                                                                      ------------   -------------
Total increase (decrease) in net assets ...........................     (9,482,746)   (144,334,124)
NET ASSETS:
Beginning of period ...............................................    222,675,369     367,009,493
                                                                      ------------   -------------
End of period .....................................................   $213,192,623   $ 222,675,369
                                                                      ============   =============
Accumulated net investment income (loss) at end of period .........   $ (8,769,627)  $          --
                                                                      ============   =============

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                     ENDED        YEAR          YEAR         YEAR        YEAR         PERIOD
                                                    6/30/09       ENDED        ENDED         ENDED       ENDED        ENDED
                                                  (UNAUDITED)  12/31/2008  12/31/2007(a)  12/31/2006  12/31/2005  12/31/2004(b)
                                                  -----------  ----------  -------------  ----------  ----------  -------------
Net asset value, beginning of period ...........  $  11.15     $  18.38      $  18.65      $  18.99   $  19.97    $  19.10(c)
                                                  --------     --------      --------      --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................      0.08         0.42          0.14          0.02       0.01       (0.01)
Net realized and unrealized gain (loss) ........     (0.04)       (6.05)         1.24          1.24       0.61        1.46
                                                  --------     --------      --------      --------   --------    --------
Total from investment operations ...............      0.04        (5.63)         1.38          1.26       0.62        1.45
                                                  --------     --------      --------      --------   --------    --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................     (0.52)       (0.43)        (0.14)        (0.02)     (0.01)         --
Net realized gain ..............................        --        (0.10)        (1.51)        (1.58)     (1.59)      (0.54)
Return of capital ..............................        --        (1.07)           --            --         --          --
                                                  --------     --------      --------      --------   --------    --------
Total distributions ............................     (0.52)       (1.60)        (1.65)        (1.60)     (1.60)      (0.54)
                                                  --------     --------      --------      --------   --------    --------
Common Shares offering costs charged
   to paid-in capital ..........................        --           --            --            --         --       (0.04)
                                                  --------     --------      --------      --------   --------    --------
Net asset value, end of period .................  $  10.67     $  11.15      $  18.38      $  18.65   $  18.99    $  19.97
                                                  ========     ========      ========      ========   ========    ========
Market value, end of period ....................  $   8.82     $   8.85      $  16.14      $  18.41   $  17.12    $  20.00
                                                  ========     ========      ========      ========   ========    ========
TOTAL RETURN BASED ON NET ASSET VALUE (d) (e) ..      1.72%      (30.54)%        8.19%         7.09%      3.48%       7.29%
                                                  ========     ========      ========      ========   ========    ========
TOTAL RETURN BASED ON MARKET VALUE (e) (f) .....      5.93%      (37.22)%       (3.76)%       17.26%     (6.85)%      2.62%
                                                  ========     ========      ========      ========   ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........  $213,193     $222,675      $367,009      $372,576   $379,245    $395,024
Ratio of total expenses to average net assets ..      1.40%(g)     1.31%         1.21%         1.24%      1.23%       1.26%(g)
Ratio of net investment income (loss) to average
   net assets ..................................      1.57%(g)     2.80%         0.76%         0.13%      0.04%      (0.09)%(g)
Portfolio turnover rate ........................        52%         121%          174%          131%       266%         73%

----------
(a) On September 14, 2007, Chartwell Investment Partners, L.P. became the sub-advisor to the Fund.

(b) Initial seed date of August 17, 2004. The Fund commenced operations on August 26, 2004.

(c)  Net of sales load of $0.90 per Common Share on initial offering.

(d) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.

(e)  Total return is not annualized for periods less than one year.

(f) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share Price.

(g)  Annualized.

                        See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2009 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust Enhanced Equity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 20, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FFA on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities. There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2009 (UNAUDITED)

includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the Level 3 roll-forward disclosure for each major security type.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of June 30, 2009 is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund has adopted Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), an amendment of FASB Statement 133, which was issued in March of 2008 and is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund has option contracts outstanding as of June 30, 2009, which are considered derivative instruments under FAS 161.

COVERED OPTIONS. The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Advisor"), consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and to provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's covered call investment strategy depends on the ability of Chartwell to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2009 (UNAUDITED)

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. Over-the-Counter ("OTC") options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net realized capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The character of distributions for tax reporting purposes will depend on the Fund's investment experience during the remainder of its fiscal year, however, based on information for the fiscal year through June 30, 2009, it is likely that the Fund's distributions will include a return of capital component for the fiscal year ending on December 31, 2009.

The tax character of distributions paid during the year ended December 31, 2008 is as follows:

Ordinary Income ......   $10,606,387
Return of Capital ....    21,350,675

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Net Investment Income ..........   $          --
Net Unrealized Appreciation (Depreciation) ...    (104,641,107)
Accumulated Capital and Other Losses .........     (31,967,057)

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

The Fund intends to utilize provisions of the federal income tax laws, which allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such loss against any future realized capital gains. At December 31, 2008, the Fund had available realized capital losses of $15,798,407 to offset future net capital gains through the fiscal year ending 2016.

POST-OCTOBER LOSSES. Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, the Fund intends to elect to defer net realized capital losses of $16,168,650 incurred from November 1, 2008 through December 31, 2008.

In June 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken on a tax-return, and is effective for the Fund's current fiscal year. As of June 30, 2009, management has evaluated the application of FIN 48 to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2009 (UNAUDITED)

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets, which means the average daily gross assets of the Fund minus the sum of the Fund's accrued and unpaid dividends on any outstanding Common Shares and accrued liabilities, including the value of call options written (sold).

Chartwell manages the Fund's portfolio subject to First Trust's supervision. Chartwell receives a monthly portfolio management fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

PNC Global Investment Servicing (U.S.) Inc., an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor, or any of their affiliates ("Independent Trustees"), is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually and the Audit Committee Chairman is paid $5,000 annually and each of the Chairmen of the Nominating and Governance Committee and Valuation Committee are paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and equally allocated among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms ending December 31, 2009, before rotating to serve as chairman of another Committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the trusts for serving in such capacities.

            4. PURCHASES AND SALES OF SECURITIES AND OPTIONS ACTIVITY

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments and options, for the six months ended June 30, 2009, were $109,032,650 and $109,347,850, respectively.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2009 (UNAUDITED)

Written option activity for the six months ended June 30, 2009 was as follows:

                                              NUMBER OF
                                              CONTRACTS      PREMIUMS
                                              ---------    ------------
WRITTEN OPTIONS
Options outstanding at December 31, 2008 ..     58,717     $  8,449,321
Options written ...........................    423,843       55,989,551
Options closed ............................   (314,485)     (50,245,023)
Options expired ...........................   (119,136)      (9,829,860)
Options exercised .........................     (6,072)        (811,662)
                                              --------     ------------
Options outstanding at June 30, 2009 ......     42,867     $  3,552,327
                                              ========     ============

                               5. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             6. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

The Fund's performance was adversely impacted by the weakness in the credit markets and broad stock market that occurred beginning in late 2008, and may continue to be adversely affected if the weakness in the credit and stock markets continue. In response to the financial crises affecting the banking system and financial markets, the U.S. and foreign governments have intervened to an unprecedented degree in the financial and credit markets. Among other things, U.S. government regulators have encouraged, and in some cases structured and provided financial assistance for, banks, securities firms, insurers and other financial companies. Additional intervention programs have been adopted and proposed which may have a further impact on the financial and credit markets. Many of the recently enacted or proposed government measures are far-reaching and without historical precedent. Furthermore, the U.S. government has stated its willingness to implement additional measures as it may see fit to address changes in market conditions. There can be no assurance that any or all of these measures will succeed in stabilizing and providing liquidity to the U.S. financial markets, including the extreme levels of volatility currently being experienced. Such continued volatility could materially and adversely affect the financial condition of the Fund.

EQUITY SECURITIES RISK: The Fund invests in equity securities. An adverse event affecting an issuer, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers or their industries occur.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2009 (UNAUDITED)

OPTION RISK: The Fund may write (sell) covered call options on all or a portion of the equity securities held in the Fund's portfolio as determined to be appropriate by the Fund's Sub-Advisor, consistent with the Fund's investment objective. The ability to successfully implement the Fund's investment strategy depends on the Sub-Advisor's ability to predict pertinent market movements, which can not be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold an equity security that it might otherwise sell. There can be no assurance that a liquid market for the options will exist when the Fund seeks to close out an option position. Additionally, to the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to additional risks.

INDUSTRY RISK: The Fund may not invest 25% or more of its total assets in securities of issuers in any single industry. If the Fund is focused in an industry, it may present more risks than if it were broadly diversified over numerous industries of the economy. Individual industries may be subject to unique risks which may include, among others, governmental regulation, inflation, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, and rising interest rates.

INCOME RISK: Net investment income paid by the Fund to its Common Shareholders is derived from the premiums it receives from writing (selling) call options and from the dividends and interest it receives from the equity securities and other investments held in the Fund's portfolio and short-term gains thereon. Premiums from writing (selling) call options and dividends and interest payments made by the securities in the Fund's portfolio can vary widely over time. Dividends on equity securities are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the equity securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels. The Fund cannot assure as to what percentage of the distributions paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

NON-U.S. RISK: The Fund may invest a portion of its assets in the equity securities of issuers domiciled in jurisdictions other than the U.S. Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad.

                              7. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ADDITIONAL INFORMATION

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2009 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions on your Common Shares, will be automatically reinvested by PNC Global Investment Servicing (U.S.) Inc. (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2009 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Tax-Advantaged Preferred Income Fund, First Trust Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund was held on April 16, 2009. At the Annual Meeting, Independent Trustees Richard E. Erickson and Thomas R. Kadlec were elected by holders of the Common Shares of the First Trust Enhanced Equity Income Fund as Class II Trustees for three-year terms expiring at the Fund's annual meeting of shareholders in 2012. The number of votes cast in favor of Dr. Erickson was 17,247,996, the number of votes against was 954,965 and the number of abstentions was 1,770,203. The number of votes cast in favor of Mr. Kadlec was 17,245,837, the number of votes against was 957,124 and the number of abstentions was 1,770,203. James A. Bowen, Robert
F. Keith and Niel B. Nielson are the current and continuing Trustees.

                              MANAGEMENT AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT CONTRACT

The Board of Trustees of First Trust Enhanced Equity Income Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Chartwell Investment Partners (the "Sub-Advisor"), at a meeting held on March 1-2, 2009. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements continue to be in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged to other clients of the Advisor and the Sub-Advisor and as compared to fees charged by investment advisors and sub-advisors to comparable funds; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered the Advisor's statements regarding the incremental benefits associated with the Fund's advisor/sub-advisor management structure. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2009 (UNAUDITED)

procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. The Board also noted the enhancements made by the Advisor to the compliance program in 2008. With respect to the Sub-Advisory Agreement, the Board received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor manages the Fund's investments. The Board noted that shareholders had approved the Sub-Advisory Agreement with the Sub-Advisor at a special meeting held on January 8, 2008, and that the Sub-Advisor had begun serving as such on September 14, 2007. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board considered the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to other clients with investment objectives and policies similar to the Fund's. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other similar clients, noting that the sub-advisory fee is lower than the fee charged by the Sub-Advisor to another closed-end fund with similar investment strategies to which it provides advisory services. In addition, the Board received data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of the Fund as compared to the management fees and expense ratios of a combined peer group selected by Lipper and the Advisor. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for the Fund, including that (i) most peer funds do not employ an advisor/sub-advisor management structure; (ii) the peer funds may not have the same fiscal year as the Fund, which may cause the expense data used by Lipper to be measured over different time periods;
(iii) many of the peer funds are larger than the Fund; and (iv) many of the peer funds have an inception date prior to the Fund's inception date and their fee and expense structures may not reflect newer pricing practices in the market. The Board reviewed the Lipper materials, but based on its discussions with the Advisor, the Board determined that the Lipper data was of limited value for purposes of its consideration of the renewal of the Agreements.

The Board also considered performance information for the Fund, noting that, similar to almost all other funds, the Fund's performance was impacted by the severe market downturn in 2008. The Board noted that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also received data prepared by Lipper comparing the Fund's performance to the combined peer group selected by Lipper and the Advisor, as well as to a larger group and to a benchmark. The Board reviewed the Lipper materials, but for similar reasons to those described above, the Board determined that the performance data provided by Lipper was of limited value. In addition, the Board considered the market price and net asset value performance of the Fund since inception, and compared the Fund's premium/discount to the average and median premium/discount of the combined peer group, noting that the Fund's premium/discount was generally indicative of the asset class and market events. Based on the information provided and the Board's ongoing review of the Fund's performance, and taking into account the historic market events of 2008, the Board concluded that the Fund's performance was reasonable.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and had noted that the advisory fee is not structured to pass the benefits of any economies of scale on to the shareholders as the Fund's assets grow. The Board concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to closed-end funds for the twelve months ended December 31, 2008, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not excessive in light of the services provided to the Fund. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Fund and noted that the typical fall-out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fall-out benefits received by the Advisor or its affiliates would appear to be limited.

The Board considered that the Sub-Advisor had continually reinvested its capital to build a large, experienced group of professionals to serve its clients, including the Fund. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board also considered data provided by the Sub-Advisor as to the profitability of the

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2009 (UNAUDITED)

Sub-Advisory Agreement to the Sub-Advisor. The Board noted the inherent limitations in this profitability analysis and concluded that the profitability analysis for the Advisor was more relevant, although the profitability of the Sub-Advisory Agreement appeared to be not excessive in light of the services provided to the Fund. The Board considered the fall-out benefits realized by the Sub-Advisor from its relationship with the Fund, including soft-dollar arrangements, and considered a summary of such arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                       This Page Left Blank Intentionally.

                       This Page Left Blank Intentionally.

(FIRST TRUST LOGO)

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Chartwell Investment Partners, L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust Enhanced Equity Income Fund


By (Signature and Title)* /s/ James A. Bowen
                          --------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date August 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          --------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date August 24, 2009


By (Signature and Title)* /s/ Mark R. Bradley
                          --------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and
                          Chief Accounting Officer
                          (principal financial officer)

Date August 24, 2009

* Print the name and title of each signing officer under his or her signature.